Consolidated Statements of Loss and Comprehensive Loss - CAD ($)	12 Months Ended
	Feb. 28, 2023	Feb. 28, 2022
Expenses
Conferences and tradeshows	$ 353,940	$ 45,717
Consultancy and employment costs	863,675	303,234
Depreciation	92,066	34,063
Exploration and evaluation expenditures	15,595,475	5,507,973
Finance charge	90,606	151,877
Foreign exchange loss	395,728	140,047
General and administrative	257,434	221,181
Insurance	369,261	82,714
Management and directors fees	1,987,584	2,423,816
Marketing	803,288	717,454
Professional fees	2,522,599	1,225,210
Regulatory and transfer agent fees	1,235,229	338,139
Share-based compensation	12,563,183	12,288,700
Travel	315,090	181,541
Total Expenses	(37,445,158)	(23,661,666)
Other items
Interest income	889,875	114,906
Expense recovery	888,741
Net loss for the year	(35,666,542)	(23,546,760)
Other comprehensive loss
Foreign currency translation adjustment	681,538	(151,115)
Comprehensive loss for the year	$ (34,985,004)	$ (23,697,875)
Weighted average number of common shares outstanding	207,655,575	176,619,008